Property and Equipment - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Interest capitalized to property and equipment	₱ 1,582	₱ 1,597	₱ 1,455
Average interest capitalization rate	4.00%	5.00%	5.00%
Net foreign exchange differences qualified as borrowing costs	₱ 29
Cost of fully depreciated property and equipment that are still being used	₱ 77,201	₱ 73,995